Income Taxes (Tables)	2 Months Ended	7 Months Ended
	Feb. 28, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

From the date of inception January 1, 2017 to period ended February 28, 2017, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

From January 1, 2017 to February 28, 2017

Tax jurisdictions from:
- Local	$(62,732)
- Foreign, representing
Seychelles	-
Hong Kong	(2,880)
China	(37,342)
Loss before income tax	$(102,954)

From the date of inception June 9, 2016 to period ended December 31, 2016, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

From June 9, 2016 to December 31, 2016

Tax jurisdictions from:
- Local	$(1,528)
- Foreign, representing
Seychelles	-
Hong Kong	-
China	(165,568)
Loss before income tax	$(167,095)

Schedule of Components of Income Tax Expense (Benefit)	The provision for income taxes consisted of the following:
From January 1, 2017 to February 28, 2017
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-
The provision for income taxes consisted of the following:
From June 9, 2016 to December 31, 2016
Current:
- Local	$-
- Foreign	-
Deferred:
- Local	-
- Foreign	-

Income tax expense	$-

Schedule of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of February 28, 2017:

From January 1, 2017 to February 28, 2017
Deferred tax assets:
Net operating loss carryforwards
-United States of America	62,732
-Hong Kong	2,880
-China	37,341
102,953
Less: valuation allowance	(102,953)
Deferred tax assets	-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2016:

From June 9, 2016 to December 31, 2016
Deferred tax assets:
Net operating loss carryforwards
-United States of America	1,528
-Hong Kong	-
-China	165,567
167,095
Less: valuation allowance	(167,095)
Deferred tax assets	-